Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citi Affordable Depositor LLC (the “Depositor”)

Citibank, N.A.

Morgan Stanley & Co. LLC

Wells Fargo Bank, National Association

Jefferies LLC

BofA Securities, Inc.

(collectively, the “Specified Parties”)

Re:	California Municipal Finance Authority Municipal Certificates, Series 2025-1 (the “Issuing Entity”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the California Municipal Finance Authority Municipal Certificates, Series 2025-1 securitization transaction (the “Transaction”) as of 8 May 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary official statement for the Transaction (the “Draft Preliminary Official Statement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Official Statement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Official Statement or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

8 May 2025

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will primarily consist of sixteen (16) loans (the “Loans”), which financed sixteen (16) multifamily affordable housing properties (the “Properties”),
b.	The Loan identified on the Data Files as “Park Villas” (the “Park Villas Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “Park Villas Companion Non-Trust Loan,” and together with the Park Villas Loan, the “Park Villas Whole Loan”),
c.	The Loan identified on the Data Files as “353 Main Street Family Apartments” (the “353 Main Street Family Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “353 Main Street Family Apartments Companion Non-Trust Loan,” and together with the 353 Main Street Family Apartments Loan, the “353 Main Street Family Apartments Whole Loan”) and
d.	The Loan identified on the Data Files as “Fairbanks Terrace II Apartments” (the “Fairbanks Terrace II Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “Fairbanks Terrace II Apartments Companion Non—Trust Loan,” and together with the Fairbanks Terrace II Apartments Loan, the “Fairbanks Terrace II Apartments Whole Loan”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Loans as of 1 May 2025 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Attachment A Page 2 of 10

1. (continued)

Additionally, for any Loan(s) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”
3.	Subsequent to the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Loans as of the Cut-Off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Mandatory Prepayment Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan (except for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Loan Term (Original)” characteristic for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, the Depositor instructed us to use the:

a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

5.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due following the conversion of the Loan to a permanent loan, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

Attachment A Page 4 of 10

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Mandatory Prepayment Date,
h.	Gross Interest Rate and
i.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the ”Maturity Date” or “Mandatory Prepayment Date” (the “Maturity or Mandatory Prepayment Date Balance”) of each Loan, assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $2 or less,
b.	Recalculate the “Maturity or Mandatory Prepayment Date Balance” as of the “Maturity Date” only for Loans with “N/A” for the “Mandatory Prepayment Date” characteristic and
c.	Recalculate the “Maturity or Mandatory Prepayment Date Balance” as the principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” or “Maturity Date,” as applicable, after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” or “Maturity Date,” as applicable, is applied to the principal balance of the corresponding Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

11.	Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

12.	Using the:
a.	Gross Interest Rate and
b.	Fixed Expense Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing),
c.	2021 NCF,
d.	2022 NCF,
e.	2023 NCF,
f.	Most Recent NCF and
g.	Projected NCF,

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	2021 NCF DSCR,
ii.	2022 NCF DSCR,
iii.	2023 NCF DSCR,
iv.	Most Recent NCF IO DSCR,
v.	Most Recent NCF DSCR,
vi.	Projected NCF IO DSCR and
vii.	Projected NCF DSCR,

as applicable, of each Loan (except for the Park Villas Loan, 353 Main Street Family Apartments Loan and Fairbanks Terrace II Apartments Loan, which are described in the succeeding paragraph(s) of this item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through vii. above to two decimal places.

For the Park Villas Loan, the Depositor instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (IO),” as shown on the Final Data File, and
b.	The amortizing monthly debt service payment related to the Park Villas Companion Non-Trust Loan, as shown on the amortization schedule provided by the Depositor (the “Park Villas Whole Loan Amortization Schedule”),

for the purpose of recalculating the:

i.	2023 NCF DSCR,
ii.	Most Recent NCF IO DSCR,
iii.	Most Recent NCF DSCR,
iv.	Projected NCF IO DSCR and
v.	Projected NCF DSCR

characteristics.

Attachment A Page 6 of 10

13. (continued)

For the 353 Main Street Family Apartments Loan, the Depositor instructed us to use:

a.	The sum of:
i.	The “Monthly Debt Service Amount (IO),” as shown on the Final Data File, and
ii.	The amortizing monthly debt service payment related to the 353 Main Street Family Apartments Companion Non-Trust Loan, as shown on the amortization schedule provided by the Depositor (the “353 Main Street Family Apartments Whole Loan Amortization Schedule”),

for the purpose of recalculating the:

a)	Most Recent NCF IO DSCR and
b)	Projected NCF IO DSCR

characteristics and

b.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the purpose of recalculating the:
i.	Most Recent NCF DSCR and
ii.	Projected NCF DSCR

characteristics.

For the Fairbanks Terrace II Apartments Loan, the Depositor instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The amortizing monthly debt service payment related to the Fairbanks Terrace II Apartments Companion Non-Trust Loan, as shown on the amortization schedule provided by the Depositor (the “Fairbanks Terrace II Apartments Whole Loan Amortization Schedule”),

for the purpose of recalculating the:

i.	2023 NCF DSCR,
ii.	Most Recent NCF DSCR and
iii.	Projected NCF DSCR

characteristics.

For any Balloon Loan (as defined herein) or Fully Amortizing Loan (as defined herein), the Depositor instructed us to use “N/A” for the “Most Recent NCF IO DSCR” and “Projected NCF IO DSCR” characteristics.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 7 of 10

14.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Official Statement,

we recalculated the:

i.	Cut-Off Date LTV,
ii.	Cut-Off Date Supervisory LTV,
iii.	Maturity LTV and
iv.	Cut-Off Date Balance/Unit

of each Loan (except for the Park Villas Loan, 353 Main Street Family Apartments Loan and Fairbanks Terrace II Apartments Loan, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent.

For the Park Villas Loan, 353 Main Street Family Apartments Loan and Fairbanks Terrace II Apartments Loan, the Depositor instructed us to use the sum of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
b.	The principal balance of the Park Villas Companion Non-Trust Loan, 353 Main Street Family Apartments Companion Non-Trust Loan and Fairbanks Terrace II Apartments Companion Non-Trust Loan, respectively, as of the Cut-Off Date, as shown on the servicer balance statement Source Document, for the purpose of recalculating the:

i.	Cut-Off Date LTV,
ii.	Cut-Off Date Supervisory LTV and
iii.	Cut-Off Date Balance/Unit

characteristics.

For the Park Villas Loan, the Depositor instructed us to use the sum of

a.	The “Maturity or Mandatory Prepayment Date Balance,” as shown on the Final Data File, and
b.	The principal balance of the Park Villas Companion Non-Trust Loan as of June 1, 2036, as shown on the Park Villas Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

For the 353 Main Street Family Apartments Loan, the Depositor instructed us to use the sum of:

a.	The “Maturity or Mandatory Prepayment Date Balance,” as shown on the Final Data File, and
b.	The principal balance of the 353 Main Street Family Apartments Companion Non-Trust Loan as of November 1, 2037, as shown on the 353 Main Street Family Apartments Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

Attachment A Page 8 of 10

14. (continued)

For the Fairbanks Terrace II Apartments Loan, the Depositor instructed us to use the sum of:

a.	The “Maturity or Mandatory Prepayment Date Balance,” as shown on the Final Data File, and
b.	The principal balance of the Fairbanks Terrace II Apartments Companion Non-Trust Loan as of October 1, 2038, as shown on the Fairbanks Terrace II Apartments Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

15.	Using the:
a.	Appraised Value and
b.	Market Value of Remaining Low Income Housing Tax Credits (LIHTCs),

as shown on the Final Data File, we recalculated the “Supervisory Value” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Guarantor Entity Name,” as shown on the Final Data File, we identified those Loans that had at least one common “Guarantor Entity Name” (the “Related Borrower Loans”). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.
17.	Using the:
a.	Monthly Debt Service Amount (Amortizing) and
b.	Operating Deficit Reserve Balance,

as shown on the Final Data File, we recalculated the “Number of Months Debt Service Covered by the Operating Deficit Reserve” of each Loan (except for the Park Villas Loan and Fairbanks

Terrace II Apartments Loan, which are described in the succeeding paragraph(s) of this item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Park Villas Loan, the Depositor instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (IO),” as shown on the Final Data File, and
b.	The amortizing monthly debt service payment related to the Park Villas Companion Non-Trust Loan, as shown on the Park Villas Whole Loan Amortization Schedule,

for the purpose of recalculating the “Number of Months Debt Service Covered by the Operating Deficit Reserve” characteristic.

Attachment A Page 9 of 10

17. (continued)

For the Fairbanks Terrace II Apartments Loan, the Depositor instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The amortizing monthly debt service payment related to the Fairbanks Terrace II Apartments Companion Non-Trust Loan, as shown on the Fairbanks Terrace II Apartments Whole Loan Amortization Schedule,

for the purpose of recalculating the “Number of Months Debt Service Covered by the Operating Deficit Reserve” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

18.	Using the:
a.	Cut-Off Date Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	Cut-Off Date,
f.	Gross Interest Rate,
g.	Amortization Term (Remaining),
h.	Monthly Debt Service Amount (IO) and
i.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Projected First Monthly Payment to Trust” of each Loan, assuming a first payment date in trust date of “6/1/2025” (the “First Payment Date in Trust”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan or Partial IO Loan (as defined herein) which has an “Accrual Basis” of “30/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as 1/12th of the product of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
b.	The “Gross Interest Rate,” as shown on the Final Data File.

For any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as the product of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	The “Gross Interest Rate,” as shown on the Final Data File, and
c.	31/360.

Attachment A Page 10 of 10

18. (continued)

For any Interest Only Loan or Partial IO Loan which will no longer be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to use the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the “Projected First Monthly Payment to Trust” characteristic.

For any Balloon Loan or Fully Amortizing Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the “Projected First Monthly Payment to Trust” characteristic.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
Property City	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
County	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report, Title Policy or USPS Internet Site
Property State	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
Zip Code	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report, Title Policy or USPS Internet Site
Property Type	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Property Subtype	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Year Built	Appraisal Report, Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Risk Review
Year Renovated	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Progress Monitoring Report
Servicer Site Inspection Rating	Site Inspection Report
Servicer Site Inspection Date	Site Inspection Report

Exhibit 1 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Appraisal Valuation Date	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Capitalization Rate	Appraisal Report
Market Value of Remaining Low Income Housing Tax Credits (LIHTCs)	Appraisal Report
PML / SEL % (see Note 3)	Seismic Evaluation Report or Construction Risk Review
Seismic Insurance In-Place (Y/N) (see Note 4)	Servicer Insurance Assessment

Multifamily Information:

Characteristic	Source Document(s)

Total Units (see Note 5)	Rent Roll or Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date (see Note 7)	Rent Roll
Most Recent Occupancy % (see Note 8)	Rent Roll
2nd Most Recent Occupancy % (see Note 9)	Servicer Occupancy Report
2nd Most Recent Occupancy As of Date (see Note 9)	Servicer Occupancy Report
3rd Most Recent Occupancy % (see Note 9)	Servicer Occupancy Report
3rd Most Recent Occupancy As of Date (see Note 9)	Servicer Occupancy Report
4th Most Recent Occupancy % (see Note 9)	Servicer Occupancy Report
4th Most Recent Occupancy As of Date (see Note 9)	Servicer Occupancy Report
Tenant Paid Rent Discount to Market Rent (see Note 10)	Tenant to Market Rent Schedule
Low Income Units (see Note 11)	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary
Very Low Income Units (see Note 11)	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary

Exhibit 1 to Attachment A

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

2021 Financial End Date	Operating Statement Analysis Report
2021 EGI	Operating Statement Analysis Report
2021 Expenses	Operating Statement Analysis Report
2021 NOI	Operating Statement Analysis Report
2021 NCF	Operating Statement Analysis Report
2022 Financial End Date	Operating Statement Analysis Report
2022 EGI	Operating Statement Analysis Report
2022 Expenses	Operating Statement Analysis Report
2022 NOI	Operating Statement Analysis Report
2022 NCF	Operating Statement Analysis Report
2023 Financial End Date	Operating Statement Analysis Report
2023 EGI	Operating Statement Analysis Report
2023 Expenses	Operating Statement Analysis Report
2023 NOI	Operating Statement Analysis Report
2023 NCF	Operating Statement Analysis Report
Most Recent Financial End Date (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent EGI (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent Expenses (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent NOI (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent NCF (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Projected EGI (see Note 14)	Projected Cash Flow Summary
Projected Expenses (see Note 14)	Projected Cash Flow Summary
Projected NOI (see Note 14)	Projected Cash Flow Summary
Projected NCF (see Note 14)	Projected Cash Flow Summary

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrower Name	Borrower Loan Agreement, Multifamily Note, Lease Agreement or Audited Financial Statement
Guarantor Entity Name	Exceptions to Non-Recourse Guaranty
Limited Partner Tax Credit Investor	Audited Financial Statement, Limited Partnership Agreement, Operating Agreement, Amended and Restated Limited Partnership Agreement or Organizational Chart

Exhibit 1 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

Limited Partner Equity Investment	Audited Financial Statement, Limited Partnership Agreement, Amended and Restated Limited Partnership Agreement or Operating Agreement

Loan Information:

Characteristic	Source Document(s)

Originator	Funding Loan Agreement, Multifamily Note, Lease Agreement or Notice of Conversion
Loan Purpose (New Construction or Rehabilitation)	Conversion Credit Memo or Credit Memo
Closing Date or Conversion Date	Notice of Conversion or Multifamily Note
Original Permanent Loan Amount	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Conversion Certificate
Cut-Off Date Loan Amount (see Note 15)	Servicer Balance Statement
Gross Interest Rate	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Borrower Loan Agreement or Trust Indenture
Loan Amortization Type	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo
Monthly Debt Service Amount (IO) (see Note 16)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
Monthly Debt Service Amount (Amortizing) (see Note 16)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
First Payment Date	Notice of Conversion, Multifamily Note or Amendment or Allonge to Multifamily Note
Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo
Maturity Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo
Number of Properties	Borrower Loan Agreement
Security Type	Borrower Loan Agreement or Trust Indenture

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Mandatory Prepayment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Notice of Prepayment or Loan and Security Agreement
Accrual Basis	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Loan and Security Agreement
Late Charge Grace Period	Multifamily Note, Lease Agreement or Loan and Security Agreement
Prepayment Provision	Multifamily Note, Lease Agreement or Loan and Security Agreement
Lockout Begin Date (see Notes 17 and 22)	Multifamily Note, Lease Agreement or Loan and Security Agreement
Lockout End Date (see Note 22)	Multifamily Note, Lease Agreement or Loan and Security Agreement
Yield Maintenance Beg Date (see Note 18)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Loan and Security Agreement
Yield Maintenance End Date (see Note 19)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Loan and Security Agreement
Prepay Penalty Begin Date (see Note 18)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Loan and Security Agreement
Open Period Begin Date (see Note 20)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Loan and Security Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy or Leasehold Multifamily Mortgage, Assignment of Rents, Security Agreement and Fixture Filing
Lien Position	Title Policy
Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement, Lease Agreement or Ground Lease Estoppel
Additional Financing In Place (existing) (Y/N)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Additional Financing Amount (existing)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Additional Financing Description (existing)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement

Exhibit 1 to Attachment A

Reserve/Escrow Information: (see Note 15)

Characteristic	Source Document(s)

Tax Escrow (Initial)	Servicer Balance Statement
Tax Escrow (Monthly)	Servicer Balance Statement
Tax Escrow (Current Balance)	Servicer Balance Statement
Insurance Escrow (Initial)	Servicer Balance Statement
Insurance Escrow (Monthly)	Servicer Balance Statement
Insurance Escrow (Current Balance)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Current Balance)	Servicer Balance Statement
Other Escrow (Initial)	Servicer Balance Statement
Other Escrow (Monthly)	Servicer Balance Statement
Other Escrow (Current Balance)	Servicer Balance Statement
Other Escrow Reserve Description	Servicer Balance Statement
Other Escrow 2 (Initial)	Servicer Balance Statement
Other Escrow 2 (Monthly)	Servicer Balance Statement
Other Escrow 2 (Current Balance)	Servicer Balance Statement
Other Escrow Reserve 2 Description	Servicer Balance Statement
Operating Deficit Reserve Balance	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement, Operating Agreement or Balance Sheet
Operating Deficit Reserve Balance As of Date	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement, Operating Agreement or Balance Sheet
Operating Deficit Reserve Type	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Additional Operating Deficit Funding Available (Y/N)	Audited Financial Statement, Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract or Tax Credit Application
Description of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract, Tax Credit Application, Form 8609 or Affordable Restrictions Summary
Number of LIHTC Units	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement or Tax Credit Application
Governmental Lender	Funding Loan Agreement or Trust Indenture
Fiscal Agent/Trustee Name	Funding Loan Agreement or Trust Indenture
Annual Fiscal Agent/Trustee Fee ($)	Funding Loan Agreement, Trust Indenture or Schedule of Fees
Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Annual Governmental Lender Fee (or Monitoring Fee, Issuer Fee, or other equivalent ongoing fee)	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Year of Credits (see Note 1)	Form 8609
REAC Score (see Note 21)	HUD REAC Physical Inspection Report or Inspection Summary Report

Exhibit 1 to Attachment A

Notes:

1.	For any Loan listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

Hilltop Commons Apartments	First Year of Credits	2021

353 Main Street Family Apartments	First Year of Credits	2023

Barrett Terrace Apartments	First Year of Credits	2023

Hayes Valley North	First Year of Credits	2022

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the “Street Address” characteristic, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.
3.	For the purpose of comparing the “PML / SEL %” characteristic, the Depositor instructed us to perform procedures only for the Properties (if any) that contained a seismic evaluation report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic evaluation report Source Document in the related loan file (except for the Loan identified on the Preliminary Data File as ”Hallmark House Apartments” (the “Hallmark House Apartments Loan”), which is described in the succeeding paragraph(s) of this Note), the Depositor instructed us to use “N/A” for the “PML / SEL %” characteristic.

For the purpose of comparing the “PML / SEL %” characteristic for the Hallmark House Apartments Loan, the Depositor indicated that a seismic evaluation report Source Document was not available and instructed us to use the construction risk review Source Document.
4.	For the purpose of comparing the “Seismic Insurance In-Place (Y/N)” characteristic, the servicer insurance assessment Source Document is a Microsoft Excel file labelled “CMFA 2025-1 Series_Insurance Tape_Template- 03.31.25.xlsx” which was provided by the Depositor on 16 April 2025.
5.	For the purpose of comparing the “Total Units” characteristic, the Depositor instructed us to only include the residential units at the Property associated with each Loan, as shown in the rent roll or appraisal report Source Document(s).

Exhibit 1 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, the Depositor instructed us to use:
a.	Market rents for vacant, admin, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidized rents for occupied units,

as shown in the rent roll Source Document, and to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the “Occupancy As of Date” characteristic, the Depositor instructed us to use the last day of the applicable month if the rent roll Source Document only indicated the month and year.
8.	For the purpose of comparing the “Most Recent Occupancy %” characteristic, the Depositor instructed us to include occupied, admin, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.
9.	For the purpose of comparing the indicated characteristic(s), the servicer occupancy report Source Document is a Microsoft Excel file labelled “CMFA 2025-1_Serv Occ Report_v1.xlsx” which was provided by the Depositor on 3 April 2025.
10.	For the purpose of comparing the “Tenant Paid Rent Discount to Market Rent” characteristic, the tenant to market rent schedule Source Document is a Microsoft Excel file labelled “CMFA Series 2025-1_Tenant to Market Rent Working_3.17.2025.xlsx” which was provided by the Depositor on 17 March 2025.
11.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to include units classified as restricted to tenants with incomes no greater than 80.0% of area median income as “Low Income Units” and to include units classified as restricted to tenants with incomes no greater than 50.0% of area median income as “Very Low Income Units,” all as shown on the applicable Source Document(s).
12.	For the purpose of comparing the indicated characteristic(s) that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.
13.	For the purpose of comparing the indicated characteristic(s), the annualized financial analysis report Source Document is a Microsoft Excel file labelled “CMFA Series 2025-1_Annualized statement working_3.17.2025.xlsx” which was provided by the Depositor on 17 March 2025.
14.	For the purpose of comparing the indicated characteristic(s), the projected cash flow summary Source Document is a Microsoft Excel file labelled “CMFA 2025-1_Financials Tracker with Re-UW Analysis_Compiled_3.18.2025_v2.xlsx” which was provided by the Depositor on 20 March 2025.

Exhibit 1 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the indicated characteristic(s), the servicer balance statement Source Document is a Microsoft Excel file labelled “CMFA 2025-1 Series_Servicer Balances_May.xlsx” which was provided by the Depositor on 17 April 2025.
16.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”),

and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

i.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

a.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” is “Balloon” (each, a “Balloon Loan”) or “Fully Amortizing” (each, a “Fully Amortizing Loan”), as shown on the Preliminary Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

17.	For the purpose of comparing the “Lockout Begin Date” characteristic for any Loan for which the “Prepayment Provision” is “Lockout Period then Greater of YM or 1%” or “Lockout Period,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the indicated characteristic(s) for any Loan for which the “Prepayment Provision” is “Greater of YM or 1%,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

For the purpose of comparing the indicated characteristic(s) for any Loan for which the “Prepayment Provision” is “Lockout Period then Greater of YM or 1%,” the Depositor instructed us to use the day following the “Lockout End Date,” as shown on the Preliminary Data File.

19.	For certain Loans, the applicable Source Document(s) may contain the following sentences:

“If the prepayment is made at any time after the date of this Note and before the end of the Prepayment Premium Period (the “Yield Maintenance Period End Date”)”

For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to assume that the last day of the “Prepayment Premium Period” is the “Yield Maintenance End Date,” as described in the applicable Source Document(s).

20.	For certain Loans, the applicable Source Document(s) may contain the following language:

“Notwithstanding the provisions of Section 10 of this Note, no prepayment premium shall be payable with respect to any prepayment made on or after the Yield Maintenance Period End Date.”

For the purpose of comparing the “Open Period Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the day following the “Yield Maintenance Period End Date,” as described in the applicable Source Document(s).

21.	For the purpose of comparing the “REAC Score” characteristic, the HUD REAC physical inspection report Source Document is a Microsoft Excel file labelled “MF_Inspection_Report02102025.xlsx” which was provided by the Depositor on 17 March 2025.

Exhibit 1 to Attachment A

Notes: (continued)

22.	For certain loans, the applicable Source Document(s) may contain the following language:

“Lock-Out Period” means the tenth (10th) anniversary of the Conversion Date.”

For the purpose of comparing the “Lockout Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Lockout End Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the 10th anniversary of the “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan No.
Berkadia Loan Number
Fixed Expense Rate
Engineering Escrow/Deferred Maintenance
Single Asset Entity (Y/N)
Crossed Loans (Y/N)
Forbearance, Loan Modification or other Debt Service Relief Requested (Y/N)
Citi Equity (Y/N)
Footnotes
Rounding Rate Methodology

Note: We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.